ASSET RETIREMENT OBLIGATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ASSET RETIREMENT OBLIGATION [Text Block]
7.	ASSET RETIREMENT OBLIGATION

	June 30, 2012	December 31, 2011

Balance, beginning of period	$171,395	$155,395
Accretion expense	8,000	16,000
Balance, end of period	$179,395	$171,395

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed.

The undiscounted amount of cash flows, required over the estimated reserve life of the underlying assets, to settle the obligation, adjusted for inflation, is estimated at $220,000 (2011 - $220,000). The obligation was calculated using a credit- adjusted risk free discount rate of 10% and an inflation rate of 2%. It is expected that this obligation will be funded from general Company resources at the time the costs are incurred. The Company has been required by the Ghanaian government to post a bond of $220,961 which has been recorded in restricted cash with accrued interest ($220,961 at June 30, 2012).

10.	ASSET RETIREMENT OBLIGATION

	2011	2010

Balance, beginning of year	$155,395	$71,906
Change in obligation	-	76,298
Accretion expense	16,000	7,191
Balance, end of year	$171,395	$155,395

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed.

The undiscounted amount of cash flows, required over the estimated reserve life of the underlying assets, to settle the obligation, adjusted for inflation, is estimated at $220,000 (2010 - $220,000). The obligation was calculated using a credit-adjusted risk free discount rate of 10% and an inflation rate of 2%. It is expected that this obligation will be funded from general Company resources at the time the costs are incurred. The Company has been required by the Ghanaian government to post a bond of $220,961 (2010 - $220,000) which has been recorded in restricted cash.